BUSINESS COMBINATIONS - Summary of Preliminary Purchase Price Allocation (Details) - OddsJam $ in Thousands	Jan. 01, 2025 USD ($)
Purchase price consideration:
Cash paid	$ 64,773
Common shares issued, at fair value	9,971
Contingent and deferred consideration, at fair value	23,761
Total acquisition consideration	98,505
Assets acquired:
Cash and cash equivalents	1,141
Trade and other receivables	1,019
Domain names and related websites	8,200
Customer base	26,100
Acquired technology and Software	23,500
Indemnification asset	792
Deferred tax	1,370
Other current assets	127
Total assets acquired	62,249
Liabilities assumed:
Accounts payable and accrued expenses	(882)
Deferred income	(1,502)
Income tax	(1,646)
Deferred tax	(14,845)
Other indirect tax	(792)
Other current liabilities	(1,786)
Total liabilities assumed	(21,453)
Total net assets	40,796
Goodwill	57,709
Total acquisition consideration	$ 98,505